Dividends (Detail) $ / shares in Units, $ in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 CAD ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 CAD ($)
Dividends [Line Items]
Dividend declared for common share holders | $	$ 122,636		$ 105,707		$ 238,209		$ 200,322
Cash dividend declared per common share (USD per share) | $ / shares	$ 0.1808		$ 0.1706		$ 0.3514		$ 0.3257
Preferred shares, Series A
Dividends [Line Items]
Dividends declared for preferred share holders | $		$ 1,549		$ 1,549		$ 3,097		$ 3,097
Dividend declared per preferred share (USD per share) | $ / shares	0.3226		0.3226		0.6453		0.6453
Preferred shares, Series D
Dividends [Line Items]
Dividends declared for preferred share holders | $		$ 1,273		$ 1,273		$ 2,546		$ 2,546
Dividend declared per preferred share (USD per share) | $ / shares	$ 0.3182		$ 0.3182		$ 0.6364		$ 0.6364